SAFE (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Nov. 06, 2026	Jan. 06, 2025	Mar. 31, 2025	Dec. 31, 2025	Mar. 31, 2026
SAFE
Amount received as per SAFE agreement		$ 1,000	$ 1,000	$ 1,000
SAFE liability, fair value		$ 1,000		0	$ 0
Number of shares issued (in shares)	130,719
SAFE liability, gain or loss			$ 0
SAFE liability, change in fair value				$ 176
Class A common stock
SAFE
SAFE agreement, conversion discount rate		85.00%